SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       April 26, 2012

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $70,586

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      281     3148 SH       SOLE                     3148
ABBOTT LABORATORIES            COM              002824100     1330    21695 SH       SOLE                    21695
ALCOA INC.                     COM              013817101      123    12300 SH       SOLE                    12300
ALTRIA GROUP, INC.             COM              02209s103      414    13420 SH       SOLE                    13420
AMDOCS LTD                     COM              G02602103      433    13700 SH       SOLE                    13700
AMGEN, INC.                    COM              031162100      537     7900 SH       SOLE                     7900
AT&T INC                       COM              00206R102     7318   234332 SH       SOLE                   234332
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1549    19088 SH       SOLE                    19088
BRISTOL-MYERS SQUIBB CO.       COM              110122108      855    25340 SH       SOLE                    25340
CARLISLE COMPANIES             COM              142339100     5819   116566 SH       SOLE                   116566
CHEVRON CORP                   COM              166764100      412     3843 SH       SOLE                     3843
CISCO SYSTEMS                  COM              17275R102      651    30790 SH       SOLE                    30790
COCA COLA COMPANY              COM              191216100      983    13277 SH       SOLE                    13277
CONOCOPHILLIPS                 COM              20825c104     1098    14449 SH       SOLE                    14449
CVS CAREMARK CORP.             COM              126650100      464    10348 SH       SOLE                    10348
DELIA*S INC                    COM              246911101       53    37607 SH       SOLE                    37607
DOMINION RESOURCES INC         COM              25746U109      379     7400 SH       SOLE                     7400
DUKE ENERGY CORP               COM              26441c105      911    43375 SH       SOLE                    43375
EMC CORP MASS                  COM              268648102     1410    47185 SH       SOLE                    47185
EXXON MOBIL CORP               COM              30231g102     2410    27782 SH       SOLE                    27782
GENERAL ELECTRIC               COM              369604103     3561   177450 SH       SOLE                   177450
GENERAL MILLS INC              COM              370334104      620    15725 SH       SOLE                    15725
GOOGLE INC-CL A                COM              38259p508      276      430 SH       SOLE                      430
GRAFTECH INTERNATIONAL LTD     COM              384313102      167    14000 SH       SOLE                    14000
H.J. HEINZ & CO                COM              423074103      631    11786 SH       SOLE                    11786
INDEPENDENT BANK CORP MA       COM              453836108     1526    53105 SH       SOLE                    53105
INTEL CORP                     COM              458140100      979    34824 SH       SOLE                    34824
INTERNATIONAL BUSINESS MACHINE COM              459200101     1065     5102 SH       SOLE                     5102
INTERNATIONAL PAPER CO.        COM              460146103      211     6000 SH       SOLE                     6000
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      324     3847 SH       SOLE                     3847
ISHARES TR GOLDMAN SACHS CORP  COM              464287242      393     3400 SH       SOLE                     3400
ISHARES TR S & P 100 INDEX FD  COM              464287101      310     4842 SH       SOLE                     4842
JOHNSON & JOHNSON              COM              478160104     4530    68673 SH       SOLE                    68673
KINDER MORGAN ENERGY PARTNERS  COM              494550106      866    10465 SH       SOLE                    10465
LAKELAND BANCORP INC           COM              511637100      246    25000 SH       SOLE                    25000
LINN ENERGY LLC                COM              536020100      381    10000 SH       SOLE                    10000
MCDONALDS CORP.                COM              580135101      576     5875 SH       SOLE                     5875
MCGRAW-HILL COS                COM              580645109      242     5000 SH       SOLE                     5000
MERCK & COMPANY                COM              58933Y105     3279    85388 SH       SOLE                    85388
MICROSOFT                      COM              594918104     2350    72872 SH       SOLE                    72872
NUCOR CORP                     COM              670346105      322     7502 SH       SOLE                     7502
PEPSICO                        COM              713448108     1979    29824 SH       SOLE                    29824
PFIZER                         COM              717081103     4769   210588 SH       SOLE                   210588
PHILIP MORRIS INTERNATIONAL    COM              718172109      900    10160 SH       SOLE                    10160
PNC BANK                       COM              693475105      258     4000 SH       SOLE                     4000
PROCTER & GAMBLE               COM              742718109     1689    25137 SH       SOLE                    25137
RADNET INC                     COM              750491102      159    50000 SH       SOLE                    50000
ROYAL DUTCH SHELL PLC          COM              780259206      210     3000 SH       SOLE                     3000
SCHLUMBERGER LTD               COM              806857108      285     4082 SH       SOLE                     4082
SOUTHERN CO COM                COM              842587107      884    19671 SH       SOLE                    19671
SPDR GOLD TRUST                COM              78463V107      561     3460 SH       SOLE                     3460
SPDR S&P 500 ETF TRUST         COM              78462f103      630     4475 SH       SOLE                     4475
US BANCORP                     COM              902973304      208     6550 SH       SOLE                     6550
VALLEY NATIONAL BANCORP        COM              919794107      181    14000 SH       SOLE                    14000
VERIZON COMMUNICATIONS         COM              92343v104     6735   176173 SH       SOLE                   176173
VODAFONE GROUP PLC ADR         COM              92857w209      382    13800 SH       SOLE                    13800
VANGUARD INDEX EXTENDED MARKET                  922908207      470 10437.2240SH      SOLE               10437.2240